Net Income Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Net Income Per Share
Schedule of basic and diluted net income per share

	Year Ended December 31,
	2020	2021	2022

	(In US$ thousands, except share data and per share data)
Basic net income per share calculation:
Numerator:
Net income attributable to Weibo’s shareholders	$313,364	$428,319	$85,555
Denominator:
Weighted average ordinary shares outstanding	226,921	228,814	235,164
Basic net income per share attributable to Weibo’s shareholders	$1.38	$1.87	$0.36
Diluted net income per share calculation:
Numerator:
Net income attributable to Weibo’s shareholders for calculating diluted net income per share	$313,364	$428,319	$85,555
Denominator:
Weighted average ordinary shares outstanding	226,921	228,814	235,164
Effects of dilutive securities
Stock options	71	68	—
Unvested restricted share units	645	1,324	1,243
Shares used in computing diluted net income per share attributable to Weibo’s shareholders	227,637	230,206	236,407
Diluted net income per share attributable to Weibo’s shareholders	$1.38	$1.86	$0.36